Accounting for the acquisition of the Credit Suisse Group - Effect of the measurement period adjustments on the balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Assets
Total financial assets measured at amortized cost	$ 1,055,494	$ 1,109,745	$ 1,189,451
of which: Cash and balances with central banks	248,336	271,439	314,060
of which: Amounts due from banks	21,959	22,128	21,146
of which: Loans and advances to customers	599,105	605,108	639,669
of which: Other financial assets measured at amortized cost	60,431	62,707	65,455
Total assets	1,560,976	1,606,798	1,716,924
Liabilities
Provisions and contingent liabilities	9,293	11,076	12,412
Total liabilities	1,476,758	1,521,515	1,630,769
Equity
Equity attributable to shareholders	83,683	84,777	85,624
of which: Retained earnings	76,176	75,952	74,397
Total equity	84,218	85,283	86,156	$ 86,091
Total liabilities and equity	$ 1,560,976	1,606,798	1,716,924
As previously reported in the first quarter 2024 report
Assets
Total financial assets measured at amortized cost		1,110,067	1,189,773
of which: Cash and balances with central banks		271,527	314,148
of which: Amounts due from banks		22,143	21,161
of which: Loans and advances to customers		605,283	639,844
of which: Other financial assets measured at amortized cost		62,750	65,498
Total assets		1,607,120	1,717,246
Liabilities
Provisions and contingent liabilities		10,914	12,250
Total liabilities		1,521,354	1,630,607
Equity
Equity attributable to shareholders		85,260	86,108
of which: Retained earnings		76,436	74,880
Total equity		85,766	86,639
Total liabilities and equity		1,607,120	1,717,246
Measurement period adjustments made in the second quarter 2024
Assets
Total financial assets measured at amortized cost		(322)	(322)
of which: Cash and balances with central banks		(89)	(89)
of which: Amounts due from banks		(15)	(15)
of which: Loans and advances to customers		(175)	(175)
of which: Other financial assets measured at amortized cost		(43)	(43)
Total assets		(322)	(322)
Liabilities
Provisions and contingent liabilities		161	161
Total liabilities		161	161
Equity
Equity attributable to shareholders		(483)	(483)
of which: Retained earnings		(483)	(483)
Total equity		(483)	(483)
Total liabilities and equity		$ (322)	$ (322)